STANDISH, AYER & WOOD INVESTMENT TRUST
                            STANDISH SECURITIZED FUND

                     Financial Statements for the Year Ended
                                December 31, 1998


                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

February 25, 1999

Dear Standish, Ayer and Wood Investment Trust Shareholder:

We are writing to provide you with a review of developments at Standish, Ayer & Wood, as they relate to the activities of the Investment Trust.

The financial markets had a wild year in 1998. Following the disarray in Asia and, more directly, the de facto Russian default in mid-August, a large part of the world's financial markets simply shut down. Many sectors of the U.S. markets were paralyzed. Spurred by a second easing of monetary policy by the Federal Reserve in mid-October, the markets reopened and staged a dramatic recovery.

Performance within subsets of the major asset classes varied greatly. Bonds generally produced positive returns, but less liquid issues with any degree of perceived credit risk underperformed. Emerging market securities were eviscerated during the third quarter spasm and recovered only partially in the fourth. By far the best returns in the U.S. equity markets were registered by a relatively narrow group of higher price/earnings ratio, larger capitalization stocks. The disparity in return between the larger cap stocks and smaller cap stocks, as measured by the Standard & Poor's 500 and the Russell 2000 indexes was an astounding 31%!

While some funds managed by Standish did well relative to their benchmarks and most funds produced good absolute returns, too many underperformed their benchmarks in 1998. In bonds, our holdings of corporate credits and mortgages underperformed U.S. Treasury securities, the latter representing a significant portion of the major indexes. In equities, our preference for lower price/earnings ratios led to an overweighting in mid cap stocks that suffered relative to larger cap stocks with significantly higher valuations.

We have expended considerable time and effort trying to learn the correct lessons from 1998. We have determined that much of the underperformance was generic to our style and that 1998 was an aberrant year, with valuation on holiday in many sectors. We are deeply committed to the view that valuation is extremely important in making investment judgments. We are dedicated to our philosophy and unalterably convinced that our strategy of buying securities that are inexpensive relative to their fundamentals is an excellent path to sustainable excess returns over the long term.

Notwithstanding the chaotic markets, we are pleased that Standish has benefited from extraordinary stability of both our clients and our professional team. At the end of 1998, total assets under management for our clients were $46.2 billion, compared with $39.3 billion at the end of 1997. We have experienced growth in virtually all asset categories, especially equities. The Standish Funds increased assets from $5.7 billion to $6.5 billion during the year, with about 75% of the growth representing additions from existing clients.

The Standish team has also grown significantly, from 232 members at the beginning of 1998 to 276 members at the end of the year. Our 97 investment officers have average investment experience of 15 years. Fifty-six officers have advanced degrees (typically an MBA) and 65 have some advanced professional accreditation (virtually all Chartered Financial Analysts). There have been no changes in the 24 individuals (all with CFAs) who own Standish, Ayer & Wood.

At the end of 1998, the Standish Board of Directors elected four new associate directors: Susan Coan, one of the key managers in our taxable client group; David Horsfall, head of our large bond trading operation; Phil Leonardi, a major contributor to expanding our equity assets; and Jennifer Pline, who holds major responsibilities for serving large, fixed income clients. We have elected 13 new vice presidents and 17 new assistant vice presidents of Standish, Ayer & Wood.

In this environment, there are no shortages of challenges and opportunities. Our first priority remains to produce superior long-term investment performance for our clients. We believe we have the investment disciplines and the professional team to achieve that goal. In those asset classes in which our returns were subpar in 1998, we have a special impetus to produce superior results in the future. With our portfolios attractively priced compared to the relevant benchmarks, we see potential for significant excess return when the markets become more focused on investment value.

We believe that we are in partnership with our clients. We would like to assure you of our dedication to fulfilling your needs while expressing our great appreciation for your confidence in Standish.

Sincerely yours,


/s/ Ted Ladd                                    /s/ George Noyes

Edward H. Ladd, Chairman                        George W. Noyes, President

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                            STANDISH SECURITIZED FUND

                       Management Discussion and Analysis

1998 turned out to be a most difficult year for non-Treasury fixed income assets. Interest rates declined about 100 basis points, mostly during the second half of the year as Russia unraveled, having far-reaching implications for world financial markets. As the global crisis worsened, the collapse of hedge funds and investors' flight to quality resulted in an abrupt shutdown of capital markets. The magnitude of spread widening during this period--August was the worst one-month period in spread issues ever--resulted in poor performance relative to Treasuries for most sectors including agency mortgages, asset backed securities and commercial mortgage bonds.

In 1998, the Fund's performance lagged the broad Lehman Aggregate Index due to its overweight in spread product, specifically asset-backeds and commercial mortgages. These sectors suffered from the systemic spread widening seen across fixed income assets during the year. By comparison, the Fund remained ahead of Lehman's Mortgage Index primarily due to its longer duration as interest rates declined. For the last year, the Securitized Fund returned 8.04% on a gross basis and 7.53% net of fees. Lehman's Aggregate and Mortgage indices posted 8.67% and 6.97%, respectively.

During the year, the Fund's strategy remained fairly defensive in the first half. With a brief dip in rates in late January, refinancing activity soared and mortgage spreads widened. We took this opportunity to move from an underweighted to neutral position in agency mortgages. At the same time, our bias shifted toward higher coupon mortgages as their wider spreads and shorter durations provided a better cushion versus Treasuries in the event of a further market rally and spread widening risk.

By mid-year, we became increasingly concerned about the weakening global environment and diminishing market liquidity. In an effort to reduce the portfolio's spread risk, we sold approximately 5% of our mortgages back into Treasuries. While this modest shift in the portfolio was beneficial, it was far outweighed by the sharply negative impact of wider spreads in August and thereafter.

The market's turmoil peaked by late October. At this point, yield spreads across the many securitized sectors stood at historically wide levels. We took advantage of the dramatic shift in spreads by increasing the Fund's allocation to agency mortgages and AAA rated asset-backed and commercial mortgage securities. As it turned out, interest rates backed up in November and the Fed eased for a third time. Through the remainder of the year, the tone of the market gradually improved. With a return of moderate stability and liquidity to the marketplace, yield spreads for agency mortgages and high quality securitized assets narrowed, though modestly.

In the coming year, the uncertainties surrounding global economic conditions will likely put periodic pressure on yield spreads across fixed income sectors. We therefore remain very focused on balancing our concern regarding spread risk with the opportunities we see today as a result of the past year's events.

We appreciate your support during 1998 and look forward to serving you in the new year.

Sincerely yours,


/s/ Dolores S. Driscoll

Dolores S. Driscoll

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                            STANDISH SECURITIZED FUND

       Comparison of Change in Value of $1,000,000 Investment in Standish Securitized Fund, the Lehman Aggregate Index, and the Lehman Mortgage Index

[The following table was originally a line chart in the printed materials.]

                                          Lehman
                       Standish           Aggregate      Lehman
                       Securitized Fund   Index          Mortgage Index
                       ----------------   -----          --------------
Inception 8/31/1989    1000000            1000000        1000000
Sep-1989               1000000            1005100        1007100
Oct-1989               1024635            1029825        1030062
Nov-1989               1033183            1039609        1041187
Dec-1989               1040221            1042416        1047330
Jan-1990               1033510            1030011        1039998
Feb-1990               1040737            1033307        1046134
Mar-1990               1044867            1034030        1048750
Apr-1990               1036428            1024517        1039311
May-1990               1066493            1054843        1071529
Jun-1990               1082316            1071826        1088460
Jul-1990               1099033            1086617        1107399
Aug-1990               1086630            1072056        1095660
Sep-1990               1096337            1080955        1104645
Oct-1990               1112330            1094683        1117127
Nov-1990               1138249            1118218        1140587
Dec-1990               1159757            1135663        1159749
Jan-1991               1175605            1149745        1177377
Feb-1991               1186359            1159518        1187267
Mar-1991               1193256            1167518        1195340
Apr-1991               1206501            1180127        1206338
May-1991               1215140            1186972        1216953
Jun-1991               1215140            1186379        1218049
Jul-1991               1233435            1202869        1238634
Aug-1991               1255271            1228851        1261177
Sep-1991               1277697            1253797        1284761
Oct-1991               1301146            1267714        1306088
Nov-1991               1306558            1279377        1315492
Dec-1991               1340079            1317375        1341933
Jan-1992               1306209            1299458        1326367
Feb-1992               1323463            1307905        1338967
Mar-1992               1319009            1300581        1330398
Apr-1992               1323600            1309945        1343436
May-1992               1353772            1334703        1367617
Jun-1992               1376728            1353122        1383755
Jul-1992               1377396            1380725        1395932
Aug-1992               1394764            1394671        1414079
Sep-1992               1401444            1411267        1425109
Oct-1992               1370904            1392497        1412568
Nov-1992               1370225            1392776        1416947
Dec-1992               1394657            1414921        1435226
Jan-1993               1424434            1442087        1454027
Feb-1993               1448671            1467324        1468713
Mar-1993               1455595            1473487        1477672
Apr-1993               1466836            1483801        1485356
May-1993               1464728            1485730        1493823
Jun-1993               1492828            1512622        1505176
Jul-1993               1502092            1521244        1511196
Aug-1993               1526319            1547866        1518299
Sep-1993               1528457            1552045        1519665
Oct-1993               1534249            1557787        1524072
Nov-1993               1521216            1544546        1521024
Dec-1993               1534293            1552887        1533345
Jan-1994               1554760            1573851        1548525
Feb-1994               1531260            1546466        1537685
Mar-1994               1495632            1508268        1497705
Apr-1994               1482533            1496202        1486622
May-1994               1487156            1496052        1492569
Jun-1994               1483303            1492761        1489285
Jul-1994               1505967            1522467        1519071
Aug-1994               1510656            1524294        1523932
Sep-1994               1496589            1501887        1502292
Oct-1994               1496589            1500535        1501391
Nov-1994               1491052            1497234        1496736
Dec-1994               1501556            1507565        1508710
Jan-1995               1528183            1537414        1540997
Feb-1995               1561264            1574005        1580292
Mar-1995               1573366            1583606        1587719
Apr-1995               1592204            1605777        1610265
May-1995               1648718            1667920        1660988
Jun-1995               1656908            1680096        1670456
Jul-1995               1658571            1676397        1673309
Aug-1995               1677692            1696629        1690628
Sep-1995               1692657            1713086        1705499
Oct-1995               1712054            1735357        1720677
Nov-1995               1728922            1761387        1740293
Dec-1995               1746366            1786046        1762047
Jan-1996               1761296            1797834        1775356
Feb-1996               1739733            1766552        1760620
Mar-1996               1725069            1754186        1754282
Apr-1996               1714588            1744363        1749370
May-1996               1708474            1740874        1744297
Jun-1996               1733804            1764202        1768368
Jul-1996               1740881            1768965        1774911
Aug-1996               1736458            1765958        1774911
Sep-1996               1770072            1796685        1804552
Oct-1996               1806800            1836572        1839921
Nov-1996               1839048            1867977        1866232
Dec-1996               1823653            1850605        1856528
Jan-1997               1832910            1856342        1870266
Feb-1997               1837538            1860983        1876438
Mar-1997               1813292            1840326        1858799
Apr-1997               1844232            1867931        1888354
May-1997               1860171            1885676        1906860
Jun-1997               1880786            1908116        1929170
Jul-1997               1928257            1959635        1965439
Aug-1997               1912117            1942978        1960722
Sep-1997               1946307            1971734        1985623
Oct-1997               1970336            2000324        2007663
Nov-1997               1976103            2009525        2014289
Dec-1997               1996954            2029822        2032619
Jan-1998               2026760            2055803        2052742
Feb-1998               2018812            2054159        2057052
Mar-1998               2026772            2061143        2065692
Apr-1998               2035825            2071902        2077404
May-1998               2057953            2091482        2091198
Jun-1998               2078082            2109259        2101236
Aug-1998               2116773            2148099        2131129
Sep-1998               2158664            2198365        2156916
Oct-1998               2131874            2186714        2154112
Nov-1998               2138056            2199178        2164882
Dec-1998               2147400            2205780        2174190

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statement of Assets and Liabilities
                                December 31, 1998
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $40,442,709)                                        $ 40,824,836
   Receivable for investments sold                                                                         3,698,264
   Interest receivable                                                                                       270,602
   Reclaim receivable                                                                                          2,909
   Prepaid expenses                                                                                            1,655
                                                                                                        -------------
       Total assets                                                                                       44,798,266

Liabilities
   Payable for delayed delivery transactions (Note 7)                                $ 3,662,711
   Distribution payable                                                                1,003,057
   Payable for daily variation margin on financial futures contracts (Note 6)                172
   Options written, at value (premiums received, $86,078) (Note 6)                        54,840
   Accrued accounting, custody and transfer agent fees                                     6,668
   Accrued trustees' fees and expenses (Note 2)                                            1,095
   Accrued expenses and other liabilities                                                 19,006
                                                                                     ------------
       Total liabilities                                                                                   4,747,549
                                                                                                        -------------
Net Assets                                                                                              $ 40,050,717
                                                                                                        =============
Net Assets consist of:
   Paid-in capital                                                                                      $ 40,819,600
   Distributions in excess of net investment income                                                         (144,411)
   Accumulated net realized loss                                                                          (1,022,869)
   Net unrealized appreciation                                                                               398,397
                                                                                                        -------------
Total Net Assets                                                                                        $ 40,050,717
                                                                                                        =============

Shares of beneficial interest outstanding                                                                  1,977,246
                                                                                                        =============
Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      20.26
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                             Statement of Operations
                          Year Ended December 31, 1998
--------------------------------------------------------------------------------

Investment Income
   Interest income                                                                  $ 2,762,677
                                                                                    ------------
       Total investment income                                                        2,762,677

Expenses
   Investment advisory fee (Note 2)                                   $ 100,997
   Accounting, custody and transfer agent fees                           77,720
   Legal and audit services                                              28,293
   Insurance expense                                                      5,523
   Trustees' fees and expenses (Note 2)                                   5,250
   Registration fees                                                      4,100
   Miscellaneous                                                          5,404
                                                                      ----------
       Total expenses                                                   227,287

Deduct:
   Waiver of investment advisory fee (Note 2)                           (45,491)
                                                                      ----------
       Net expenses                                                                     181,796
                                                                                    ------------
          Net investment income                                                       2,580,881
                                                                                    ------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain
       Investment security transactions                                 769,214
       Financial futures contracts                                       21,200
       Written option transactions                                       91,197
                                                                      ----------
          Net realized gain                                                             881,611

   Change in unrealized appreciation (depreciation)
       Investment securities                                           (525,621)
       Financial futures contracts                                      (12,442)
       Written options                                                    3,171
                                                                      ----------

          Net change in unrealized appreciation (depreciation)                         (534,892)
                                                                                    ------------
       Net realized and unrealized gain                                                 346,719
                                                                                    ------------
Net Increase in Net Assets from Operations                                          $ 2,927,600
                                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       Year Ended         Year Ended
                                                                                      December 31,       December 31,
                                                                                         1998               1997
                                                                                      ------------       ------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                              $ 2,580,881        $ 3,054,490
   Net realized gain                                                                      881,611            183,436
   Change in unrealized appreciation (depreciation)                                      (534,892)           910,398
                                                                                      ------------       ------------
   Net increase in Net Assets from Investment Operations                                2,927,600          4,148,324
                                                                                      ------------       ------------

Distributions to Shareholders
   From net investment income                                                          (2,580,881)        (3,102,532)
   In excess of net investment income                                                     (32,653)                 --
                                                                                      ------------       ------------
   Total distributions to shareholders                                                 (2,613,534)        (3,102,532)
                                                                                      ------------       ------------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                        80,000                 --
   Value of shares issued to shareholders in payment of distributions declared            311,696            367,563
   Cost of shares redeemed                                                               (779,817)       (11,905,839)
                                                                                      ------------       ------------
   Net decrease in Net Assets from Fund share transactions                               (388,121)       (11,538,276)
                                                                                      ------------       ------------

   Total Decrease in Net Assets                                                           (74,055)       (10,492,484)

Net Assets
   At beginning of year                                                                40,124,772         50,617,256
                                                                                      ------------       ------------
   At end of year (including distributions in excess of net investment income of
      $144,411 and $21,338, respectively)                                             $40,050,717        $40,124,772
                                                                                      ============       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                       Year Ended December 31,
                                                    ---------------------------------------------------------------
                                                      1998(1)       1997         1996         1995         1994
                                                     --------     --------     --------     --------     --------
Net Asset Value, Beginning of Year                   $ 20.10      $ 19.70      $ 20.25      $ 18.61      $ 20.24
                                                     --------     --------     --------     --------     --------

Investment Operations
   Net investment income *                              1.31         1.46         1.43         1.32         1.42
   Net realized and unrealized gain (loss)
      on investments                                    0.18         0.37        (0.57)        1.66        (1.86)
                                                     --------     --------     --------     --------     --------

Total from investment operations                        1.49         1.83         0.86         2.98        (0.44)
                                                     --------     --------     --------     --------     --------

Less distributions to shareholders
   From net investment income                          (1.31)       (1.43)       (1.41)       (1.34)       (1.19)
   In excess of net investment income                  (0.02)          --           --           --           --
                                                     --------     --------     --------     --------     --------
Total distributions declared  to shareholders          (1.33)       (1.43)       (1.41)       (1.34)       (1.19)
                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Year                         $ 20.26      $ 20.10      $ 19.70      $ 20.25      $ 18.61
                                                     ========     ========     ========     ========     ========

Total Return                                            7.53%        9.50%        4.41%       16.32%       (2.16)%

Ratios/Supplemental Data

   Expenses (to average daily net assets)*              0.45%        0.45%        0.45%        0.45%        0.45%
   Net investment income (to average daily net
      assets)*                                          6.39%        6.47%        6.99%        6.78%        6.79%

   Portfolio Turnover                                    123%         100%         212%         225%         138%

   Net Assets, End of Year (000's omitted)           $40,051      $40,125      $50,617      $55,201      $53,779

-----------------------------------------------

* During various periods, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absense of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per share                   $  1.29      $  1.43      $  1.40      $  1.22      $  1.41
   Ratios (to average daily net assets):
          Expenses                                      0.56%        0.57%        0.51%        0.51%        0.49%
          Net investment income                         6.28%        6.35%        6.93%        6.72%        6.76%

(1)   Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                               Rate            Maturity             Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 99.0%

Asset Backed -- 13.8%
Advanta Home Equity Trust 1997-2 M1                     7.550%        06/25/2027        $      400,000    $  408,750
CIT Holdings 98-1 M2 Non-ERISA+                         6.720%        09/15/2027               400,000       390,063
Citicorp Credit Card Trust 1997-6 A ERISA+              0.000%        08/15/2006               600,000       436,308
Discover Card Master Trust 1998-7 A                     5.600%        05/15/2006               400,000       401,563
Greentree Financial Corp. 1996-10 M1                    7.240%        11/15/2028               500,000       507,500
Greentree Home Equity 1997-D M2 Non-ERISA               7.450%        09/15/2028               500,000       502,969
Greentree Home Equity 1997-M1                           7.220%        03/15/2028               500,000       506,348
JC Penney Credit Card 1998-E                            5.500%        11/15/2007               300,000       300,000
Newcourt Rec Asset Lease 98-2D                          7.210%        09/15/2007               400,000       398,500
Oakwood Mtg Invs 1997-C B2                              7.700%        11/15/2027               375,000       322,324
Vanderbilt Mtg 1998-A 1B2 Non-ERISA+                    7.690%        04/07/2028               500,000       471,875
Vanderbilt Mtg Fin 98-C 1M1                             6.900%        10/07/2028               375,000       364,570
World Omni Auto Lease 1997-A B Non-ERISA 144A           7.300%        06/25/2003               497,854       502,366
                                                                                                          -----------
Total Asset Backed (Cost $5,592,427)                                                                       5,513,136
                                                                                                          -----------
Collateralized Mortgage Obligations -- 3.8%
Bear Stearns Mtg 1998-2 B                               6.750%        04/30/2030               391,968       382,292
FNMA P/O Trust 108                                      0.000%        03/01/2020               740,394       636,036
GE Capital 1996-17 2A5 ERISA                            7.250%        12/25/2011               454,823       458,660
Sears Credit Account 1987-B CL1                         8.000%        05/25/2017                61,147        59,313
                                                                                                          -----------
Total Collateralized Mortgage Obligations (Cost $1,513,616)                                                1,536,301
                                                                                                          -----------
Non-Agency -- 28.0%

Pass Thru Securities -- 28.0%
Chase 1997-1 E Non ERISA                                7.370%        12/19/2007               500,000       468,906
Chase Commercial Mortage Sec 6.6
      1997-2D Non-ERISA                                 6.600%        12/25/2007               425,000       404,680
FDIC REMIC Trust 1994-C1 2C Non-ERISA                   8.450%        09/25/2025               800,000       809,750
FDIC Remic Trust 1994-C1 2D Non-ERISA+                  8.700%        09/25/2025               500,000       508,750
First Union/Lehman 1997 C1-D Non-ERISA+                 7.500%        10/18/2008               400,000       405,906
GMAC #15 Put 9/01/00                                    7.450%        05/01/2021             1,225,997     1,255,880
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                 7.085%        11/15/2010               400,000       394,000
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2 Non-ERISA(a)                 7.088%        05/25/2005               575,000       577,808
Merrill Lynch Mortgage Investments
      1996-C2 E Non-ERISA                               6.960%        11/21/2028               700,000       615,125
Midland 96 C2 A2 Seq 7.233                              7.233%        01/25/2029               200,000       213,125
Morgan Stanley Capital 1997-WF1 E                       7.490%        05/15/2009               475,000       445,461
Morgan Stanley Dean Witter 1998-HF1 A2                  6.520%        01/15/2008               400,000       414,625
Mortgage Capital Funding 1996 MC1A-C Non-ERISA          7.800%        04/15/2006               497,000       535,207
Mortgage Capital Funding 1997-MC2 D Non-ERISA+          7.117%        11/20/2007               800,000       794,250
Resolution Trust Corp. 1991-6 C-1                       9.000%        09/25/2028               305,925       306,499
Resolution Trust Corp. 1994-C2 D Al 1 Non-ERISA         8.000%        04/25/2025               686,206       688,351
Resolution Trust Corp. 1995-C1 D                        6.900%        02/25/2027               546,000       543,014

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                               Rate            Maturity             Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)
Resolution Trust Corp. P-T Ser. 1992-5 Sr. A6           9.239%        05/25/2026        $      807,242    $  812,288
Structured Asset Security Corp.
      1994-C1 D Non-ERISA+                              6.870%        08/25/2026               820,739       819,489
Structured Asset Security Corp.
      1996-CFL C Non-ERISA+                             6.525%        02/25/2028               200,000       199,555
                                                                                                          -----------
Total Non-Agency (Cost $11,139,542)                                                                       11,212,669
                                                                                                          -----------
U.S. Government Agency -- 41.9%

Pass Thru Securities -- 41.9%
FHLMC+                                                  5.750%        07/15/2003               175,000       179,512
FHLMC Gold                                              8.500%        07/01/2028               359,529       376,268
FHLMC Gold 30 Yr.                                       6.500%        12/01/2028               681,750       686,645
FNMA+                                                   6.000%        05/15/2008               375,000       395,858
FNMA#                                                   6.500%        03/01/2029             2,050,000     2,063,447
FNMA#                                                   7.000%        01/01/2029             1,575,000     1,606,499
FNMA +                                                  7.000%        12/01/2028             1,211,999     1,236,238
GNMA+                                                   7.000%  11/15/2022 - 06/15/2026      1,740,759     1,781,330
GNMA+                                                   7.500%        12/15/2025               191,442       197,364
GNMA+                                                   8.000%  01/15/2026 - 12/15/2027      2,869,547     2,982,520
GNMA                                                    9.000%  09/15/2016 - 12/15/2017      1,795,996     1,927,487
GNMA                                                    7.500%        10/15/2027               430,813       444,138
GNMA                                                    8.000%        01/15/2027               679,453       706,203
GNMA                                                    8.000%        11/15/2026               301,455       313,323
GNMA                                                    8.000%        12/15/2026                87,640        91,090
GNMA                                                    7.500%        08/15/2027               409,717       422,390
GNMA                                                    7.500%        12/15/2027               115,369       118,937
GNMA                                                    7.500%        09/15/2027               410,880       423,589
GNMA                                                    8.000%        06/15/2027               493,438       512,864
GNSF                                                    8.000%        06/15/2026               307,378       319,480
                                                                                                          -----------
Total U.S. Government Agency (Cost $16,716,765)                                                           16,785,182
                                                                                                          -----------
U.S. Treasury Obligations -- 11.5%

Treasury Bonds -- 7.5%
U.S. Treasury Bond+                                     7.625%        02/15/2025             1,425,000     1,873,432
U.S. Treasury Bond+                                     6.625%        02/15/2027               950,000     1,123,669
                                                                                                          -----------
                                                                                                           2,997,101
                                                                                                          -----------
Treasury Notes -- 4.0%
U.S. Treasury Note+                                     6.625%        04/30/2002               700,000       740,796
U.S. Treasury Note+                                     6.375%        05/15/2000               600,000       613,314
U.S. Treasury Note+                                     5.625%        05/15/2008                37,000        39,480

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                               Rate            Maturity             Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------
Treasury Notes (continued)
U.S. Treasury Note+                                     6.250%        10/31/2001        $      200,000    $  208,374
U.S. Treasury Note+                                     5.875%        11/15/1999                25,000        25,258
                                                                                                          -----------
                                                                                                           1,627,222
                                                                                                          -----------

Total U.S. Treasury Obligations (Cost $4,316,983)                                                          4,624,323
                                                                                                          -----------

TOTAL BONDS AND NOTES (COST $39,279,333)                                                                  39,671,611
                                                                                                        -------------

                                                                                            Shares/
                                                                                         Contract Size
                                                                                        -----------------
WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                                2,500           500
                                                                                                        -------------

TOTAL WARRANTS (COST $2,000)                                                                                     500
                                                                                                        -------------
PURCHASED OPTIONS -- 0.2%
UST 6.125% Call, Strike Price 110.43, 1/22/99                                                    4,000         7,250
UST 5.625% Call, Strike Price 108.125, 4/23/99                                                   1,500         1,594
UST 5.625% Call, Strike Price 110.25, 4/9/99                                                     4,000         1,750
UST 5.625% Call, Strike Price 110.00, 4/9/99                                                     8,000         3,875
UST 5.625% Put, Strike Price 99.258, 2/1/99                                                      8,000           250
UST 5.5% Call, Strike Price 104.344, 2/24/99                                                    12,000        24,563
UST 5.625% Call, Strike Price 103.422, 2/1/99                                                    8,000        24,880
UST 6.125% Call, Strike Price 113.438, 5/31/99                                                   4,000        10,875
UST 4.25% Call, Strike Price 99.594, 3/8/99                                                     15,000         6,328
                                                                                                          -----------

TOTAL PURCHASED OPTIONS (COST $90,016)                                                                        81,365
                                                                                                          -----------
SHORT-TERM INVESTMENTS -- 2.7%

Repurchase Agreements -- 2.7%
Prudential-Bache Repurchase Agreement, dated 12/31/98, due 1/4/99, with a maturity value of $1,071,830 and an effective yield of 3.95%, collateralized by a U.S. Government Agency Obligation with a rate of 6.18%, a maturity date of
12/01/28 and a market value of $1,093,127.                                                                 1,071,360
                                                                                                          -----------

TOTAL SHORT-TERM INVESTMENTS (COST $1,071,360)                                                             1,071,360
                                                                                                        -------------

TOTAL INVESTMENTS -- 101.9% (COST $40,442,709)                                                     $      40,824,836

Other Assets, Less Liabilities -- (1.9)%                                                                    (774,119)
                                                                                                   ==================

NET ASSETS -- 100%                                                                                 $      40,050,717
                                                                                                   ==================

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
FDIC - Federal Depository Insurance Corporation
GNMA, GNSF - Government National Mortgage Association
P/O - Principal Only
REMIC - Real Estate Mortgage Conduit

+ Denotes all or part of security pledged as a margin deposit (Note 6) or collateral for delayed delivery transactions (Note 7).

(a) Variable Rate Security; rate indicated is as of 12/31/98.

#   Delayed delivery contract (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Securitized Fund (the "Fund") is a separate diversified investment series of the Trust.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B. Repurchase agreements

         It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C. Securities transactions and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D. Federal taxes

         As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $803,341 and $234,501 which expire on December 31, 2002 and December 31, 2004, respectively.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         E. Distributions to shareholders

         Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, futures and options transactions and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, distributions in excess of net investment income and accumulated net realized gain (loss).

(2)      Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.25% of the Fund's average daily net assets up to the first $500,000,000 and 0.20% of assets in excess of this amount. SA&W voluntarily agreed to limit the Fund's total operating expenses to 0.45% of the Fund's average daily net assets for the year ended December 31, 1998. Pursuant to this agreement, SA&W voluntarily waived $45,491 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998 were as follows:

                                                                        Purchases           Sales
                                                                       ------------      ------------
         U.S. Government Securities..................................  $43,517,531       $39,915,042
                                                                       ============      ============
         Investments (non-U.S. Government Securities)................  $ 5,981,067       $ 7,089,126
                                                                       ============      ============

(4)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                         Year Ended           Year Ended
                                                                      December 31, 1998   December 31, 1997
                                                                     -------------------- -------------------
         Shares sold...............................................                3,904                  --
         Shares issued to shareholders in payment of distributions
            declared...............................................               15,319              18,431
         Shares redeemed...........................................              (38,245)           (591,543)
                                                                     -------------------- -------------------
         Net decrease..............................................              (19,022)           (573,112)
                                                                     ==================== ===================

         At December 31, 1998, the Fund had one shareholder of record owning approximately 76% of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31,1998, as computed on a federal income tax basis, were as follows:

         Aggregate Cost.......................................... $40,442,709
                                                                 =============

         Gross unrealized appreciation...........................     708,860
         Gross unrealized depreciation...........................    (326,733)
                                                                 -------------
         Net unrealized appreciation.............................$    382,127
                                                                 =============

(6)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         The Fund trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
         (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of written option transactions for the year ended December 31, 1998 is as follows:

                                                            Number of
         Written Put Option Transactions                    Contracts               Premiums
         ---------------------------------                ---------------         --------------
         Outstanding, beginning of period.............                 5          $      49,390
         Options written..............................                10                102,516
         Options expired..............................                (4)               (50,398)
         Options closed...............................                (6)               (61,680)
                                                          ---------------         -------------
         Outstanding, end of period...................                 5          $      39,828
                                                          ===============         ==============

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

                                                           Number of
         Written Call Option Transactions                  Contracts                 Premiums
         ---------------------------------               ---------------          ---------------
         Outstanding, beginning of period.............                4           $       16,544
         Options written..............................               13                   93,995
         Options expired..............................               (2)                 (15,563)
         Options closed...............................               (9)                 (48,726)
                                                         ---------------          ---------------
         Outstanding, end of period...................                6           $       46,250
                                                         ===============          ===============

         Forward foreign currency and cross currency exchange contracts

         The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities. At December 31, 1998, there were no open forward foreign currency contracts.

         Futures Contracts

         The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At December 31, 1998, the Fund held the following futures contracts:

                                                                                    Underlying
                                                                 Expiration        Face/amount        Unrealized
         Contract                                 Position          Date             at value         Gain/(Loss)
         ----------                               ----------    -------------     ---------------     ------------
         U.S. Bond (CBT) (12 Contracts) .......     Long          3/31/99            $1,533,376       $  (27,026)
         U.S. 2 Yr. Note (19 Contracts) .......     Long          3/01/99             4,019,094           (4,939)
         U.S. 5 Yr. Note (18 Contracts) .......     Long          3/31/99             2,040,188              102
         U.S. 10 Yr. Note (23 Contracts) ......    Short          3/31/98             2,740,594           16,895
                                                                                                      ------------
                                                                                                      $  (14,968)
                                                                                                      ============

         At December 31, 1998, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)      Delayed Delivery Transactions:

         The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

         At December 31, 1998, the Fund entered into the following delayed delivery transactions:

         When Issued

                Type                  Security             Settlement Date          Payable Amount
         -------------------   -----------------------  ----------------------  ------------------------
                Buy                     FNMA                   3/15/99                $ 2,057,688
                Buy                     FNMA                   1/21/99                  1,605,023
                                                                                ------------------------
                                                                                      $ 3,662,711
                                                                                ========================

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Securitized Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust:
Standish Securitized Fund (the "Fund"), at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

                              [LOGO] STANDISH FUNDS(R)
                                     One Financial Center
                                     Boston, MA 02111-2662
                                     (800) 729-0066
                                     www.standishfunds.com